Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares		Additional paid-in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022		[1]	$ 208,893	$ (160,140)	$ 48,753
Balance (in Shares) at Dec. 31, 2022	64,160,890
Issuance of ordinary shares and warrants, net of issuance costs		[1]	22,496		22,496
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	11,794,873
Stock-based compensation			13,012		13,012
Stock-based compensation to service providers			629		629
Exercise of options and vested RSUs		[1]	703		703
Exercise of options and vested RSUs (in Shares)	1,969,332
Net loss				(43,500)	(43,500)
Balance at Dec. 31, 2023		[1]	245,733	(203,640)	42,093
Balance (in Shares) at Dec. 31, 2023	77,925,095
Issuance of ordinary shares and warrants, net of issuance costs		[1]	13,787		13,787
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	4,293,957
Stock-based compensation			14,542		14,542
Stock-based compensation to service providers			1,186		1,186
Exercise of options and vested RSUs		[1]	205		205
Exercise of options and vested RSUs (in Shares)	3,530,279
Net loss				(49,317)	(49,317)
Balance at Dec. 31, 2024		[1]	275,453	(252,957)	22,496
Balance (in Shares) at Dec. 31, 2024	85,749,331
Issuance of ordinary shares and warrants, net of issuance costs		[1]	30,758		30,758
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	10,332,031
Conversion of convertible debentures		[1]	21,837		21,837
Conversion of convertible debentures (in Shares)	8,233,177
Exercise of warrants		[1]	611		611
Exercise of warrants (in Shares)	342,682
Stock-based compensation			9,142		9,142
Stock-based compensation to service providers			664		664
Exercise of options and vested RSUs		[1]	482		482
Exercise of options and vested RSUs (in Shares)	4,530,891
Net loss				(46,421)	(46,421)
Balance at Dec. 31, 2025		[1]	$ 338,947	$ (299,378)	$ 39,569
Balance (in Shares) at Dec. 31, 2025	109,188,112

[1]	Represents less than $1.